LEASES - Other information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of lease liabilities		¥ 314,300
Non-cash right-of-use assets in exchange for new lease liabilities	$ 62,182	¥ 432,898
Weighted average remaining lease term	3 years 8 months 27 days	3 years 8 months 27 days
Weighted average discount rate	5.86%	5.86%